LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2025
LAND USE RIGHTS, NET
Schedule of land use rights held by the company

	As of December 31,
	2024	2025
	RMB	RMB
Cost	846,156	963,468
Accumulated amortization	(79,943)	(95,703)
Land use rights, net	766,213	867,765

Schedule of carrying value of land use rights pledged by company to secure banking borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Land use rights, net	205,334	249,031